Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Reserves and allowances	$ 20,650		$ 26,992
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Allowance	20,650		26,992
Inventory allowances	6,328		4,251
Property, plant and equipment	2,421		4,858
Others	22,415		4,530
Net operating loss carry forwards	20,881		18,684
Gross deferred tax assets	72,695		59,315
Valuation allowance	(1,302)		(160)
Net deferred tax assets	71,393		59,155
Intangible assets	(40,386)		(48,610)
Property, plant and equipment	(16,024)		(12,463)
Reserves and allowances	24,419		25,833
Net deferred tax liabilities	(31,991)		(35,240)
Net deferred tax assets	39,402		23,915
Current Assets And Liabilities [Member]
Income Taxes [Line Items]
Reserves and allowances	15,939	[1]	19,776	[1]
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Allowance	15,939	[1]	19,776	[1]
Inventory allowances	6,328	[1]	4,251	[1]
Property, plant and equipment	1,087	[1]	1,187	[1]
Others	10,242	[1]	2,116	[1]
Net operating loss carry forwards	1,667	[1]	2,093	[1]
Gross deferred tax assets	35,263	[1]	29,423	[1]
Valuation allowance			(160)	[1]
Net deferred tax assets	35,263	[1]	29,263	[1]
Net deferred tax assets	35,263	[1]	29,263	[1]
Non-current Assets And Liabilities [Member]
Income Taxes [Line Items]
Reserves and allowances	4,711	[1]	7,216	[1]
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Allowance	4,711	[1]	7,216	[1]
Property, plant and equipment	1,334	[1]	3,671	[1]
Others	12,173	[1]	2,414	[1]
Net operating loss carry forwards	19,214	[1]	16,591	[1]
Gross deferred tax assets	37,432	[1]	29,892	[1]
Valuation allowance	(1,302)	[1]
Net deferred tax assets	36,130	[1]	29,892	[1]
Intangible assets	(40,386)	[1]	(48,610)	[1]
Property, plant and equipment	(16,024)	[1]	(12,463)	[1]
Reserves and allowances	24,419	[1]	25,833	[1]
Net deferred tax liabilities	(31,991)	[1]	(35,240)	[1]
Net deferred tax assets	$ 4,139	[1]	$ (5,348)	[1]

[1]	The current deferred tax asset is included in other receivables and prepaid expenses.